J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 3, 2023
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of the Funds listed in Appendix A (the “Funds”)
File Nos. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 403 (Amendment No. 405 under the Investment Company Act of 1940, as amended) filed electronically on June 22, 2023.
Please contact the undersigned at (646) 538-8292 if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A
J.P. Morgan ETF Funds
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
JPMorgan BetaBuilders MSCI US REIT ETF
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (formerly JPMorgan U.S. Aggregate Bond ETF)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (formerly JPMorgan High Yield Research Enhanced ETF)
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (formerly JPMorgan Corporate Bond Research Enhanced ETF)
JPMorgan Core Plus Bond ETF
JPMorgan Income ETF
JPMorgan Inflation Managed Bond ETF
JPMorgan International Bond Opportunities ETF
JPMorgan Municipal ETF
JPMorgan Realty Income ETF
JPMorgan Short Duration Core Plus ETF
JPMorgan Ultra-Short Income ETF
JPMorgan Ultra-Short Municipal Income ETF
JPMorgan USD Emerging Markets Sovereign Bond ETF